Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

15.	OTHER LIABILITIES
An analysis of other liabilities is as follows:

	December 31,
	2015	2014
	(millions)
Other current liabilities
Accounts payable	$180	$131
Other taxes payable	59	44
Incentives from lessors (i)	20	13
Contingent or deferred consideration on acquisition	68	8
Derivative liability	31	12
Other payables	200	236
Total other current liabilities	$558	$444
Other non-current liabilities
Incentives from lessors (ii)	$175	$171
Deferred compensation plan liability	102	92
Contingent or deferred consideration on acquisition	156	26
Income taxes payable	20	15
Derivative liability	27	9
Other payables	53	76
Total other non-current liabilities	$533	$389
Total other liabilities	$1,091	$833

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(i)
Current portion of Incentives from lessors line includes $3 million of Unfavorable leases acquired as part of the Gras Savoye acquisition which has been disclosed in the Other intangible assets, net note.

(ii)
Non-current portion of Incentives from lessors line includes $20 million of Unfavorable leases acquired as part of the Gras Savoye acquisition which has been disclosed in the Other intangible assets, net note.